Revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Platform and marketing services related fees	₽ 958	₽ 794	₽ 157
Fees for guarantees issued	723	440	121
Cash and settlement service fees	500	512	932
Other revenue	333	208	228
Total other revenue	₽ 2,514	₽ 1,954	₽ 1,438